Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Sandstorm Gold Ltd.'s shareholders	$ 1,414,700	$ 592,638
Transfers between levels of fair value hierarchy	no	no
Cash and cash equivalents	$ 7,029	$ 16,166	$ 113,776
Currency Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets and liabilities currency risk percentage change	10.00%
Other Price Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Long term investments percentage change	10.00%
Long term investments fair value increase (decrease) potential in other comprehensive income (loss)	$ 1,900
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate risk, Percentage	1.00%	1.00%
Interest rate risk impact on net income	$ 2,400	$ 0
Equity Securities And Warrants And Other And Debt Securities And Loans Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 129,890	$ 29,057	$ 51,952